Current Liabilities - Warrants Financial Liability	6 Months Ended
Jun. 30, 2023
Current liabilities warrants financial liability [abstract]
Current liabilities - Warrants financial liability

Note 6. Current liabilities - Warrants financial liability

Consolidated
	June 30, 2023	December 31, 2022	June 30, 2023
	AUD$	AUD$	$
	Unaudited	Audited	Unaudited
Warrants at fair value	884,713	1,097,520	586,291

The Company accounts for warrants issued to investors in conjunction with IASB.

On August 25, 2022, the Company completed its U.S. listing via the issuance of 3,220,338 ADSs (American Depository Shares) and the accompanying 3,220,338 pre-funded warrants for a total consideration of $13,299,996. One ADS represents 275 ordinary shares in the Company. One pre-funded warrant gives the holder the right to purchase one ADS share. The warrants have 5 year term and they can be exercised any time before expiry date August 24, 2027.

In addition, on August 25, 2022, under the U.S listing the Company granted a total 161,017 representative warrants each exercised to single ADS at an exercise price of $5.16. The representative warrant carrying a cashless exercise option with variable exercise mechanism.

The pre-funded warrant and representative warrant are referred herein together as “warrants”. The warrants represent financial liabilities at fair value through profit or loss.

As of June 30, 2023, the Group reassessed the valuation methodology applied to the valuation of the warrants, in conjunction with an independent valuation from a third party. The warrants are trading on Nasdaq and based on current market activity, it was deemed to be in an active market. The directors believe the quoted share price of the MOBBW security trading on the Nasdaq represents a more accurate valuation of the warrants based on the guidance of IFRS 13 Fair Value Measurement where the fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities. This has resulted in a change of valuation methodology that was applied at December 31, 2022 and is a change in accounting estimates.

For the half-year ended June 30, 2023, the Company recorded fair value gain, net of translation adjustments of AUD$212,807 ($160,664) under the statement of comprehensive loss as a result of the change in the fair value of warrants.

The following assumptions were based on observable market conditions that existed at the issue date and of June 30, 2023:

Assumption	At issue date		At December 31, 2022		At June 30, 2023
Value methodology	Level 2		Level 2		Level 1
Historical volatility		81%		81%		-
Exercise price	US$	5.0	US$	5.0	US$	5.0
Share price	US$	2.929	US$	0.970	US$	0.200
Risk-free interest rate		3.3%		4%		-
Dividend yield		0%		0%		-
Fair value per warrant	US$	1.2005	US$	0.2555	US$	0.200

A summary of changes in share purchase warrants issued by the Company during the year ended June 30, 2023, is as follows:

	Fair value measurements using input type
	Level 1		Level 2		Level 3
Balance as of December 31, 2022		-	AUD$	1,097,520	-
Transfer to level 1 valuation input	AUD$	1,097,520	AUD$	(1,097,520)	-
Fair value gain recognized in consolidated statement of profit or loss and other comprehensive income		(221,312)		-	-
Translation adjustments		8,505		-	-
Warrant liability as of June 30, 2023	AUD$	884,713		-	-